The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Realized gains (losses) on sales and redemptions for physical bullion	$ 29,166	$ 24,121
Change in unrealized gains (losses)	300,065	(448)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,996,111	4,093,757
Purchases
Sales	(25,031)	(10,760)
Redemptions for physical bullion	(75,286)	(110,559)
Realized gains (losses) on sales and redemptions for physical bullion	29,166	24,121
Change in unrealized gains (losses)	300,065	(448)
Balance at end of year	$ 4,225,025	$ 3,996,111